UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
450 Wireless Blvd.,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 10/31

Date of reporting period: 7/31/12

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	COMMON STOCK
	AEROSPACE/DEFENSE
15,250	GenCorp Inc. (a)				$ 128,863	0.24%

	AIRLINES
23,000	Pinnacle Airlines Corp. (a)				1,380	0.00%

	AUTO MANUFACTURERS
4,084	Wabash National Corp. (a)				27,689	0.05%

	BEVERAGES
1,323	Molson Coors Brewing Co.				55,989	0.11%

	BIOTECHNOLOGY
13,400	Amylin Pharmaceuticals, Inc. (a)				412,586	0.77%

	BUILDING MATERIALS
9,933	Interline Brands, Inc. (a)				252,100	0.47%

	CHEMICALS
3,023	Cytec Industries, Inc.				186,096
3,294	Georgia Gulf Corp.				107,977
					294,073	0.55%
	COAL
80,800	Patriot Coal Corp. (a)				8,080	0.02%

	COMMERCIAL SERVICES
1,361	Dollar Thrifty Automotive Group, Inc. (a)				101,258
2,000	Booz Allen Hamilton Holding Corp. - Cl. A				34,860
1,276,654	Pendrell Corp. (a)				1,417,086
45,200	PRGX Global, Inc. (a)				343,520
					1,896,724	3.54%
	DISTRIBUTION/WHOLESALE
4,900	Brightpoint, Inc. (a)				43,953	0.08%

	DIVERSIFIED FINANCIAL SERVICES
136	Capmark Financial Group, Inc. (a)				3,244
9,788	Edelman Financial Group, Inc.				84,862
481,606	MF Global Holdings Ltd. (a)				14,448
					102,554	0.19%
	ELECTRIC
29,500	GenOn Energy, Inc. (a)				70,210	0.13%

	ELECTRONICS
2,000	Elster Group SE - ADR (a)				40,840
5,000	LeCroy Corp. (a)				71,450
6,000	Miranda Technologies, Inc. (a)				101,696
					213,986	0.40%
	ENTERTAINMENT
9,200	Cedar Fair LP				289,984	0.54%

	FOOD
46,229	Cagle's, Inc. (a)				139,612	0.26%

	HEALTHCARE-PRODUCTS
1,599	Gen-Probe, Inc. (a)				132,221
111,038	Rotech Healthcare, Inc. (a)				85,499
					217,720	0.41%
	HEALTHCARE-SERVICES
312,996	Alliance HealthCare Services, Inc. (a)				253,527
2,900	AMERIGROUP Corp. (a)				260,652
9,400	Lincare Holdings, Inc.				389,160
					903,339	1.69%
	LODGING
2,723	Gaylord Entertainment Co. (a)				100,070	0.19%

	MEDIA
6,900	Astral Media, Inc.				338,530
11,300	Central European Media Enterprises Ltd. (a)				56,952
					395,482	0.74%
	MINING
3,600	Gold Reserve, Inc. (a)				12,024	0.02%

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	MISCELLANEOUS MANUFACTURING
75,769	Arctic Glacier Income Fund (a)				$ 14,775
2,511,020	Arctic Glacier Income Fund (a)				501,002
10,400	Cooper Industries PLC				747,552
					1,263,329	2.36%
	OIL & GAS
56,500	Connacher Oil and Gas Ltd. (a)				25,928
5,900	Nexen, Inc.				149,860
12,800	Progress Energy Resources Corp.				290,630
4,900	Sunoco, Inc.				236,131
					702,549	1.31%
	PHARMACEUTICALS
1	Catamaran Corp. (a)				64
4,050	Express Scripts Holding Co. (a)				234,657
5,800	Par Pharmaceutical Cos., Inc. (a)				289,768
2,703	Watson Pharmaceuticals, Inc. (a)				210,374
					734,863	1.37%
	REITS
10,000	American Realty Capital Trust, Inc.				110,200
72,320	Newcastle Investment Corp.				538,784
					648,984	1.21%
	RETAIL
9,898	Benihana Inc.				160,546
4,900	Collective Brands, Inc. (a)				105,448
11,800	J Alexander's Corp. (a)				153,872
14,139	SMF Energy Corp.				2,474
					422,340	0.79%
	SAVINGS & LOANS
2,800	Indiana Community Bancorp				63,980	0.12%

	SEMICONDUCTORS
29,930	MIPS Technologies, Inc. (a)				184,069
4,503	Standard Microsystems Corp. (a)				166,206
					350,276	0.66%
	SOFTWARE
9,643	Ariba, Inc. (a)				428,439
19,938	Mmodal, Inc. (a)				285,512
140,112	THQ, Inc. (a)				721,577
1,867,546	Trident Microsystems, Inc. (a)				681,654
					2,117,182	3.95%
	TELECOMMUNICATIONS
33,900	Leap Wireless International, Inc. (a)				192,552
141,399	Meru Networks, Inc. (a)				418,541
1	Oclaro, Inc.				2
					611,095	1.14%
	TRANSPORTATION
34,500	Viterra, Inc.				552,743	1.03%

	TOTAL COMMON STOCK (Cost - $12,264,388)				13,033,759	24.34%

	PREFERRED STOCK
	BANKS
29,900	Colonial BancGroup, Inc.				74,750
600	Colonial Capital Trust IV				1,200
	TOTAL PREFERRED STOCK (Cost - $66,998)				75,950	0.14%

	PRIVATE PLACEMENTS
161,000	Ferrous Resources Ltd. (a,b)				222,717
481,971	JAM Recovery Fund LP (a,b,c,d)				464,978
	TOTAL PRIVATE PLACEMENTS (Cost - $739,571)				687,695	1.28%

	BANK LOANS
750,000	WR Grace Bank Debt, 5.25%, 5/16/13 (b)				1,430,000
750,000	WR Grace Bank Debt, 5.25%, 5/4/20 (b)				1,430,000
700,000	MF Global Bank Debt, 0%, 6/1/12 (b)				492,187
	TOTAL BANK LOANS (Cost - $3,223,850)				3,352,187	6.26%

	BONDS & NOTES
6,368,000	Basell Finance Co. BV, 8.1%, 3/15/2027 (c)				8,214,720
256,000	Cambium Learning Group, Inc., 9.75%, 2/15/2017				227,200
2,034,000	Cemex Espana Luxembourg, 9.25%, 5/12/2020 (c)				1,789,920
657,000	Central European Media Enterprises Ltd., 11.63%, 9/15/2016				840,785
1,511,000	CET 21 spol sro, 9.0%, 11/1/2017				2,000,356
1,017,000	Eastman Kodak Co., 10.63%, 3/15/2019 (c,e)				805,973
2,260,000	Harland Clarke Holdings Corp., 9.75%, 8/1/2018 (c)				2,158,865
678,000	James River Coal Co., 4.5%, 12/1/2015				187,297
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	BONDS & NOTES (continued)
3,000,000	Mashantucket Western Pequot Tribe, 8.5%, 11/15/2015 (c,e)				$ 247,500
904,000	Navistar International Corp., 3.0%, 10/15/2014				798,910
920,000	Nortel Networks Capital Corp., 7.88%, 6/15/2026 (e)				1,002,800
1,010,000	Powerwave Technologies Inc., 3.88%, 10/01/2027				136,350
565,000	Powerwave Technologies Inc., 2.75%, 7/15/2041 (c)				163,850
404,000	Quicksilver Resources, Inc., 8.25%, 8/01/2015				383,800
1,660,000	Quicksilver Resources, Inc., 11.75%, 1/1/2016				1,597,750
1,829,000	Reddy Ice Holdings, Inc. (b)				274,350
404,000	Rotech Healthcare Inc., 10.75%, 10/15/2015				388,850
1,356,000	Sprint Capital Corp., 6.88%, 11/15/2028				1,213,620
2,443,000	THQ, Inc., 5.0%, 8/15/2014				1,407,779
4,968,000	Yellow Media, Inc., 5.71%, 4/21/2014 (b)				2,717,598
452,000	Yellow Media, Inc., 7.3%, 2/2/2015 (b)				247,253
	TOTAL BONDS & NOTES (Cost - $26,231,449)				26,805,526	50.06%

Contracts (f)	PURCHASED OPTIONS
	PUT OPTIONS
134	Amylin Pharmaceuticals, Inc. August 2012, @ 27				938
452	CenturyLink, Inc. August 2012 @ 38				6,780
113	Dun & Bradstreet Corp. November 2012 @ 70				33,335
204	James River Coal Co. December 2012 @ 2				17,340
226	NETGEAR, Inc. August 2012 @ 33				13,560
404	Patriot Coal Corp. August 2012 @ 1				36,764
404	Patriot Coal Corp. August 2012 @ 1.5				55,752
14	Priceline Com, Inc. August 2012 @ 600				12,880
452	SPDR September 2012 @ 120				24,860
1,130	SPDR September 2012 @ 130				186,450
57	Whirlpool Corporation August 2012 @ 60				1,767
					390,426	0.73%
	CALL OPTIONS
226	ATP Oil & Gas Corp. August 2012 @ 3				226
226	ATP Oil & Gas Corp. August 2012 @ 3.5				452
565	Genworth Financial Inc-Cl A August 2012 @ 5				18,645
46	Gen-Probe, Inc. November 2012 @ 75				35,420
452	Leap Wireless Int'l, Inc. August 2012 @ 7				6,328
497	Metropcs Communications, Inc. August 2012 @ 8				42,245
1,130	MIPS Technologies, Inc. October 2012 @ 8				45,200
452	OCZ Technology Group, Inc. December 2012 @ 10				24,860
226	Research In Motion Limited December 2012 @ 9				13,560
282	Travelzoo, Inc. September 2012 @ 25				22,560
115	Walter Investment Management September 2012 @ 23				9,200
					218,696	0.41%

	TOTAL PURCHASED OPTIONS (Premium - $760,516)				609,122	1.14%
Shares
	SHORT-TERM INVESTMENTS
3,881,694	Union Bank of California Money Market Sweep (g)				3,881,694	7.25%
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,881,694)

	TOTAL INVESTMENTS - 91.5% (Cost - $47,168,466)				$ 48,445,933	90.47%

	SECURITIES SOLD SHORT
	COMMON STOCK
(3,050)	Bill Barrett Corp.				$ (64,233)
(56,500)	Cemex SAB de CV				(393,240)
(8,143)	Eaton Corp.				(356,989)
(2,578)	Energy Transfer Partners LP				(118,072)
(7,910)	Littelfuse Inc.				(424,292)
(28,250)	MetroPCS Communications Inc.				(247,470)
(1,475)	Mylan Inc./PA				(33,969)
(3,600)	NRG Energy Inc.				(71,352)
(1)	Oclaro Inc.				(3)
(5,320)	Old National Bancorp/IN				(65,117)
					(1,774,737)	(3.31)%
	BONDS & NOTES
(1,010,000)	Cemex SAB de CV, 3.75%, 3/15/2018				(881,225)
(791,000)	First Data Corp., 11.25%, 3/31/2016				(761,338)
(904,000)	First Data Corp., 12.63%, 1/15/2021				(922,080)
(1,639,000)	Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)				(1,432,076)
(900,000)	Ireland Government Bond, 4.6%, 4/18/2016				(1,104,855)
(678,000)	James River Coal Co., 3.13%, 3/15/2018				(180,518)
(6,368,000)	LyondellBasell Industries NV, 5.75%, 4/15/2024 (b,c)				(7,267,480)
(500,000)	Portugal Obrigacoes do Tesouro OT, 5.45%, 9/23/2013				(623,595)
CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
						% of
Shares	Type				Fair Value ($)	Net Assets
	BONDS & NOTES (continued)
(2,840,000)	Portugal Obrigacoes do Tesouro OT, 6.4%, 2/15/2016				$ (3,270,440)
(1,212,000)	Quicksilver Resources, Inc., 7.13%, 4/01/2016				(981,720)
(678,000)	Quiksilver, Inc., 6.88%, 4/15/2015				(644,100)
(1,356,000)	Sprint Capital Corp., 6.9%, 5/01/2019				(1,403,460)
					(19,472,887)	(36.37)%

	TOTAL SECURITIES SOLD SHORT (Cost - 19,946,157)				(21,247,624)	(39.68)%

Contracts (f)	WRITTEN OPTIONS
	CALL OPTIONS
(41)	Express Scripts Holding Co., August 2012 @ 57.50				(7,257)
(46)	Gen-Probe, Inc., November 2012 @ 80				(12,650)
(565)	Genworth Financial, Inc-Cl A, August 2012 @ 6				(4,520)
(176)	NETGEAR, Inc., August 2012 @ 30				(4,400)
(58)	Par Pharmaceutical, August 2012 @ 50				(1,160)
(27)	Watson Pharmaceuticals Corp., August 2012 @ 80				(2,079)
	TOTAL WRITTEN OPTIONS (Premium received -$33,881)				(32,066)	(0.06)%

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN
	SECURITIES SOLD SHORT (Cost - $27,188,428) (h)				$ 27,166,243	50.73%
	OTHER ASSETS LESS LIABILITIES				26,380,609	49.27%
	NET ASSETS - 100.0%				$ 53,546,852	100.00%

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depository Receipt
(a)	Non incoming producing.
(b)	Fair Value Security. These securities represent 20.4% of the net assets as of July 31, 2012.
(c)	Security restricted as to resale or transfer.
(d)	Illiquid security.
(e)	Security in default.
(f)	Each Contract equivalent to 100 shares.
(g)	Security position is partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total market value of $3,259,272
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820').

Credit Default Swap Contracts
Reference Entity	Notional Amount	Interest Rate (Payable)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. USD SR 10Y, 6.625%, 8/15/2020	(1,000,000.00)	5%	6/20/2022	BNP	$ (15,228)
Chesapeake Energy Corp. USD SR 1Y, 6.625%, 8/15/2020	1,600,000.00	(5)%	6/20/2013	BNP	(8,636)
Genworth Financial, Inc. USD SR 5Y, 5.75%, 6/15/2014	2,100,000.00	(5)%	6/20/2017	BNP	33,472
Republic of Hungary CDS USD SR 2Y, 4.75%, 2/03/2015	1,000,000.00	(1)%	6/20/2014	BNP	(31,811)
K. Hovanian Enterprises, Inc. USD SR 2Y, 8.625%, 1/15/2017	1,000,000.00	(5)%	9/20/2014	BNP	(25,826)
K. Hovanian Enterprises, Inc. USD SR 5Y, 8.625%,1/15/2017	(330,000.00)	5%	9/20/2017	BNP	(590)
Norske Skogindustrier EUR SR 1Y, 7%, 6/26/2017	500,000.00	(5)%	3/20/2013	BNP	(18,589)
Norske Skogindustrier EUR SR 2Y, 7%, 6/26/2017	1,500,000.00	(5)%	9/20/2014	BNP	(20,103)
The Kroger Co. USD SR 5Y, 6.15%, 1/15/2020	1,500,000.00	(1)%	9/20/2017	BNP	(13,970)
					$ (101,281)

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

Equity securities (common & preferred stock): Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities, with the exception of sweep vehicles valued at cost, and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the times such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Trustees.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Private securities: Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forwards, swaps, option contracts, and contracts for differences related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ credit worthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows. The Fund has categorized its investments according to a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — other significant observable inputs for the asset or liability (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of July 31, 2012, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
	Investment	Investment	Investment	Investment
	Securities	Securities	Securities	Securities
Security Type
Assets *
Investments
Common Stocks	$ 13,033,758	$ -	$ -	$ 13,033,758
Preferred Stocks	-	75,950	-	75,950
Private Placements	-	-	687,695	687,695
Bank Loans	-	-	3,352,187	3,352,187
Bonds & Notes	-	26,805,526	-	26,805,526
Short Term Investment	3,881,694	-	-	3,881,694
Total Investments:	16,915,452	26,881,476	4,039,882	47,836,810
Derivatives
Purchase Put Options	-	390,426	-	390,426
Purchase Call Options	-	218,696	-	218,696
Derivatives Total:	-	609,122	-	609,122
Totals:	$ 16,915,452	$ 27,490,598	$ 4,039,882	$ 48,445,932

Liabilities				-
Derivatives
Written Options	$ -	$ (32,066)	$ -	$ (32,066)
Securities Sold Short	-	(21,247,624)	-	(21,247,624)
Swaps	-	(101,281)	-	(101,281)
Derivatives Total:	$ -	$ (21,380,971)	$ -	$ (21,380,971)

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the end of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments	Balance as of October 31, 2011	Change in Unrealized Appreciation/ (Depreciation)*	Net Purchases (Sales)	Balance as of July 31, 2012
Private Placements	$ 562,604	$ (79,736)	204,827	$ 687,695
Bank Loans	-	128,337	3,223,850	3,352,187
Total	$ 562,604	$ 48,601	$ 3,428,677	$ 4,039,882

* Relates only to investments still held as of July 31, 2012.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 9/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 9/28/2012

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date: 9/28/2012